Merger - Narrative (FY) (Details) $ / shares in Units, $ in Thousands			12 Months Ended
		Aug. 05, 2022 USD ($) $ / shares shares	Dec. 31, 2022 shares	Mar. 31, 2023 shares	Aug. 04, 2022 shares	Aug. 02, 2022 USD ($)	Dec. 31, 2021 shares
Schedule Of Reverse Recapitalization [Line Items]
Exchange ratio		1.4541326
Sale of stock, price (in usd per share) | $ / shares		$ 10
Cash - PIPE Investment | $		$ 40,000
Commitment fee liability | $						$ 2,600
Net proceeds received | $		$ 18,735
Common stock, outstanding (in shares)		110,007,972	113,335,530 [1]	127,173,552			2,817,498
Stock forfeited (in shares)					4,484,425
Conversion ratio		0.889657
DCPM Class A common stock
Schedule Of Reverse Recapitalization [Line Items]
Stock exchanged (in shares)		902,213
DCPM Class A common stock subject to redemption
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)					30,000,000
Stock redeemed (in shares)					29,097,787
DCPM Class B common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)		3,015,575			7,500,000
D-Wave Systems common stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)					112,106,972
Exchangeable Shares
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)			48,408,854
DPCM Capital, Inc. Stockholders | DCPM Class B common stock
Schedule Of Reverse Recapitalization [Line Items]
Conversion ratio		1
D-Wave Systems Inc. Stockholders
Schedule Of Reverse Recapitalization [Line Items]
Exchange of common stock (in shares)	[2]	99,736,752
D-Wave Systems Inc. Stockholders | Exchangeable Shares
Schedule Of Reverse Recapitalization [Line Items]
Exchange of common stock (in shares)		48,409,601
Exchange of shares (in shares)			787

[1]	The shares of the Company's non-redeemable convertible preferred stock and common stock, prior to the Merger have been retrospectively restated to reflect the Conversion Ratio of 0.889657 established in the Merger.
[2]	In conjunction with the Merger, all of D-Wave Systems' non-redeemable convertible preferred stock was converted into D-Wave Systems' common stock. As a result, there were 112,106,972 shares of D-Wave Systems' common stock outstanding immediately prior to the Merger. In conjunction with the Merger, the number of Common Shares that former stockholders of D-Wave Systems' common stock received upon exchanging their shares in conjunction with the Merger was calculated by multiplying the 112,106,972 shares of D-Wave Systems' common stock outstanding by the conversion ratio of 0.889657 (the “Conversion Ratio”), resulting in 99,736,752 shares of D-Wave Quantum Inc. common stock outstanding (including 48,409,601 Exchangeable Shares). During the year ended December 31, 2022, 787 Exchangeable Shares were exchanged for Common Shares. All fractional shares were rounded down.